Line of credit, short term loan and notes payable (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Line of credit, short term loan and notes payable [Abstract]
Line of credit, short term loan and notes payable
Note 10 - Debt

The components of the Company’s debt consist of the following:

	September 30, 2020			December 31, 2019
Dollars in thousands	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Short term loan, net	$19,369	(1)	12/19/2020	$16,061	(1)	12/19/2020
Line of credit, net	5,048	(2)	7/5/2022	4,819	(1)	12/19/2020

November 2019 notes payable, net (November 2019 Notes)	2,736	10%	6/30/2023	2,769	10%	11/4/2021
December 2019 senior notes payable, net (Seller Notes)	9,993	10%	6/30/2023	9,191	10%	6/30/2023
December 2019 junior notes payable, net (Seller Notes)	4,797	10%	6/30/2023	4,410	10%	6/30/2023
ABG Notes	674	10%	6/30/2023	—	—	—
June 2020 notes payable, net (June 2020 Notes)	40	10%	6/30/2023	—	—	—
Halo PPP Loan	431	1%	5/3/2022	—	—
TruPet PPP Loan	421	.98%	4/6/2022	—	—	—
Total debt	43,509			37,250
Less current portion	19,827			20,880
Total long term debt	$23,682			$16,370
(1)Interest at Bank of Montreal Prime plus 8.05%
(2)Interest at a variable rate of LIBOR plus 250 basis points with an interest rate floor of 3.25% per annum
Short term loan and line of credit
On the Halo Acquisition date, December 19, 2019, the Company entered into a Loan Facilities Agreement (the “Facilities Agreement”) by and among the Company, as the borrower, the several lenders from time to time parties thereto (collectively, the “Lenders”) and a private debt lender, as agent (the “Agent”). The Facilities Agreement provided for (i) a term loan facility of $20.5 million and (ii) a revolving demand loan facility not to exceed $7.5 million. The term loan is scheduled to mature on December 19, 2020 or such earlier date on which a demand is made by the Agent or any Lender. The remaining revolving credit facility balance of $5.1 million was repaid in full with a portion of the proceeds from the ABL Facility, discussed below, and resulted in a loss on debt extinguishment of $0.1 million.
As of September 30, 2020 and December 31, 2019, the term loan outstanding was $19.4 million and $16.1 million, net of debt issuance costs and discounts of $1.1 million and $4.4 million, respectively, and the line of credit outstanding was $5.0 million and $4.8 million, respectively, net of debt issuance costs and discounts of $0.3 million and $0.2 million, respectively. The debt issuance costs and discounts are amortized using the effective interest method.
Certain directors and shareholders of the Company (“Shareholder Guarantors”) agreed to enter into a Continuing Guaranty (the “Shareholder Guaranties”) in the amount of $20.0 million and guarantee the Company’s obligations under the Facilities Agreement. As consideration for the Shareholder Guaranties, the Company issued common stock purchase warrants to the Shareholder Guarantors in an amount equal to 0.325 warrants for each dollar of debt under the agreement guaranteed by such Shareholder Guarantors (the “Guarantor Warrants”). The Guarantor Warrants are exercisable any time from the date of issuance for up to 24 months from the date of the consummation of an IPO (as defined therein) at an exercise price $1.82 per share. The Guarantor Warrants had a fair value of $4.2 million on the date of issuance.
On July 16, 2020, the Company entered into a revolving line of credit with Citizens Business Bank in the aggregate amount of $7.5 million (the “ABL Facility”). The proceeds of the ABL Facility were used (i) to repay all principal, interest and fees outstanding under the Company’s existing revolving credit facility and (ii) for general corporate purposes. Debt issuance costs of less than $0.1 million were incurred related to the Company entering into this revolving line of credit.

The ABL Facility matures on July 5, 2022 and bears interest at a variable rate of LIBOR plus 250 basis points, with an interest rate floor of 3.25% per annum. Accrued interest on the ABL Facility is payable monthly commencing on August 5, 2020. The ABL Agreement provides for customary financial covenants, such as maintaining a specified adjusted EBITDA and a maximum senior debt leverage ratio, that commence on December 31, 2020 and customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. The Company may prepay the principal of the ABL Facility at any time without incurring any prepayment charges.
The ABL Facility is secured by a general security interest on the assets of the Company and is personally guaranteed by a member of the Company’s board of directors.
As of September 30, 2020 and December 31, 2019, the Company was in compliance with its debt covenants.
Notes payable
On November 4, 2019, the Company issued $2.8 million of subordinated convertible notes (the “November 2019 Notes”) which carry a 10% interest rate and mature on November 4, 2021. The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year. Payment in kind (“PIK”) interest is payable by increasing the aggregate principal amount of the November 2019 Notes. The November 2019 Notes are exercisable any time from the date of issuance and carried an initial conversion price of the lower of (a) $4.00 per share or (b) the IPO Price. The IPO Price is the price at which the Company’s stock will be sold in a future IPO. The Company issued incremental warrants associated with the November 2019 Notes with a fair value of less than $0.1 million on the date of issuance.
The November 2019 Notes were amended on January 6, 2020. The amendment incorporates only the preferable terms of the Seller Notes as noted below, and all other terms and provisions of the November 2019 Notes remain in full force and effect. As amended, for so long as any event of default (as defined in the November 2019 Note) exists, interest shall accrue on the November 2019 Note principal at the default interest rate of 12.0% per annum, and such accrued interest shall be immediately due and payable.
The November 2019 Notes were amended for the second time on June 24, 2020 in connection with the issuance of the June 2020 Notes. The amendment lowers the maximum conversion price applicable to the conversion of these notes from $4.00 per share to $3.75 per share and extends the maturity date from November 4, 2021 to June 30, 2023. Under the applicable accounting guidance, the Company accounted for the change in conversion price as a modification of the debt instrument. The Company recognized the increase in the fair value of the conversion option of $0.3 million as a reduction to the carrying amount of the debt instrument by increasing the associated debt discount with a corresponding increase in additional paid-in capital.
As of September 30, 2020 and December 31, 2019, the aggregate amount of November 2019 Notes outstanding was $2.7 million and $2.8 million, respectively, net of discounts of less than $0.3 million and less than $0.1 million, respectively. The discounts are being amortized over the life of the November 2019 Notes using the effective interest method.
On December 19, 2019, the Company issued $10.0 million and $5.0 million in senior subordinated convertible notes (the “Senior Seller Notes”) and junior subordinated convertible notes (the “Junior Seller Notes” and together with the Senior Seller Notes, the “Seller Notes”), respectively, to the sellers of Halo. The Seller Notes are exercisable any time from the date of issuance and carry a 10% interest rate and mature on June 30, 2023. Interest is payable in arrears on March 31, June 30, September 30, and December 31 of each year. PIK interest is payable by increasing the aggregate principal amount of the Seller Notes. The Seller Notes carried an initial conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.
The Seller Notes were amended on June 24, 2020 in connection with the issuance of the June 2020 Notes. The amendment lowers the maximum conversion price applicable to the conversion of these notes from $4.00 per share to $3.75 per share. The Company accounted for the change in the conversion price as a modification of the debt instrument. The Company recognized the increase in the fair value of the conversion option of less than of $0.3 million as a reduction to the carrying amounts of the debt instruments by increasing the associated debt discounts with a corresponding increase in additional paid-in capital.
As of September 30, 2020, the Senior Seller Notes outstanding were $10.0 million, net of discounts of less than $0.9 million, and the Junior Seller Notes outstanding were $4.8 million, net of discounts of less than $0.6 million. As of December 31, 2019, the Senior Seller Notes outstanding were $9.2 million, net of discounts of $0.9 million, and the Junior Seller Notes outstanding were $4.4 million, net of discounts of $0.5 million. The discounts are being amortized over the life of the Seller Notes using the effective interest method.
On January 13, 2020, the Company issued $0.6 million in senior subordinated convertible notes to ABG. The ABG Notes are exercisable any time from the date of issuance and carry a 10% interest rate and mature on June 30, 2023. The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year. PIK interest is payable by increasing the aggregate principal amount of the ABG Notes. The ABG Notes carried an initial conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.
The ABG Notes were amended on June 24, 2020 in connection with the issuance of the June 2020 Notes. The amendment lowers the maximum conversion price applicable to the conversion of these notes from $4.00 per share to $3.75 per share. The Company accounted for the change in the conversion price as a modification of the debt instrument. The Company recognized the increase in the fair value of the conversion option of less than $0.1 million as a reduction to the carrying amount of the debt instrument by decreasing the associated debt premium with a corresponding increase in additional paid-in capital.
As of September 30, 2020, the ABG Notes outstanding was $0.7 million, including a debt premium of less than $0.1 million. The debt premium is being amortized over the life of the ABG Notes using the effective interest method.
On June 24, 2020, the Company issued $1.5 million in subordinated convertible promissory notes (the “June 2020 Notes”) which carry a 10% interest rate and mature on June 30, 2023. The interest is payable quarterly in arrears on March 31, June 30, September 30, and December 31 of each year. PIK interest is payable by increasing the aggregate principal amount of the June 2020 Notes. The June 2020 Notes are convertible any time from the date of issuance and carry a conversion price $0.75 per share. The June 2020 Notes are also convertible automatically upon the Company’s consummation of an initial public offering or change in control (each as defined in the June 2020 Notes).
The Company evaluated the conversion option within the June 2020 Notes to determine whether the conversion price was beneficial to the note holders. The Company recorded a beneficial conversion feature (“BCF”) related to the issuance of the June 2020 Notes. The BCF for the June 2020 Notes was recognized and measured by allocating a portion of the proceeds to the beneficial conversion feature, based on relative fair value, and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion feature limited to the proceeds amount allocated to the instrument. The Company will accrete the discount recorded in connection with the BCF valuation as interest expense over the term of the June 2020 Notes, using the effective interest rate method.
As of September 30, 2020, the amount outstanding on the June 2020 Notes was $0.0 million, net of discounts of $1.5 million. The discounts are being amortized over the life of the June 2020 Notes using the effective interest method.
The exercise, conversion or exchange of convertible securities, including for other securities, will dilute the percentage ownership of the Company’s stockholders. The dilutive effect of the exercise or conversion of these securities may adversely affect the Company’s ability to obtain additional capital.
As of September 30, 2020 and December 31, 2019, the Company was in compliance with all covenant requirements and there were no events of default. All notes payable are subordinated to the short term loan and line of credit.
PPP loans
On April 10, 2020, TruPet, LLC, a wholly owned subsidiary of Better Choice Company Inc., was granted a loan from JPMorgan Chase Bank, N.A. in the aggregate amount of $0.4 million, pursuant to the Paycheck Protection Program (PPP) under Division A, Title I of the CARES Act (the “TruPet PPP Loan”). The loan matures on April 6, 2022 and bears interest at a rate of 0.98% per annum, with interest and principal payable monthly, commencing on November 6, 2020. As of September 30, 2020, the TruPet PPP Loan outstanding was $0.4 million.
On May 7, 2020, Halo, Purely for Pets, Inc., a wholly owned subsidiary of Better Choice Company Inc., was granted a loan from JPMorgan Chase Bank, N.A. in the aggregate amount of $0.4 million, pursuant to the PPP (the “Halo PPP Loan”). The loan matures on May 3, 2022 and bears interest at a rate of 1.00% per annum, with interest and principal payable monthly, commencing on November 1, 2020. As of September 30, 2020, the Halo PPP Loan outstanding was $0.4 million.
Under the terms of the PPP, certain amounts of the loans may be forgiven if they are used for qualifying expenses as described in the CARES Act. The Company has used the entire loan amounts for qualifying expenses.
The Company recorded interest expense related to its outstanding indebtedness of $2.6 million and $7.3 million for the three and nine months ended September 30, 2020, respectively, and less than $0.1 million and $0.1 million for the three and nine months ended September 30, 2019, respectively.
The fair value of the November 2019, Senior Seller Notes and Junior Seller Notes, ABG Notes, June 2020 Notes and PPP loans were approximately $2.9 million, $10.4 million, $5.1 million, $0.6 million, $1.5 million, and $0.7 million, respectively, as of September 30, 2020. Fair value was determined by applying the income approach using a discounted cash flow model which primarily uses unobservable inputs (Level 3).
The carrying amount of the Company’s short term loan approximates fair value due to its short term nature. The carrying amount for the Company’s line of credit approximates fair value as the instrument has a variable interest rate that approximates market rates.

Note 10 - Line of credit, short term loan and notes payable

The components of the Company’s debt consist of the following:

	December 31, 2019			December 31, 2018
	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Note payable (due to related parties)	$-			$1,600	26.6%	May 6, 2019
Short term loan, net	16,061	(2)	December 19, 2020
Lines of credit, net	4,819	(2)	December 19, 2020	4,600	(1)	May 6, 2019

November 2019 notes payable, net (November 2019 Notes)	2,769	10.0%	November 4, 2021
December 2019 senior notes payable, net (Seller Notes)	9,191	10.0%	June 30, 2023	-
December 2019 junior notes payable, net (Seller Notes)	4,410	10.0%	June 30, 2023
Total debt	37,250			6,200

(1)	Interest at LIBOR plus 3%

(2)	Interest at Bank of Montreal Prime plus 8.05%

TruPet line of credit, due to related parties and revolving line of credit

In May 2017, TruPet along with the majority owners serving as co-borrowers entered into a line of credit providing for up to $2.0 million of borrowings secured by the personal assets of the two majority owners. Through various amendments, the maximum borrowings under the credit facility increased to $4.6 million as of December 31, 2018, with a maturity of May 2019. Borrowings bore interest at LIBOR plus 3% and were repaid on May 6, 2019. At December 31, 2018, outstanding borrowings were $4.6 million.

The line of credit was secured by personal assets of the co-borrowers, as noted above. Covenants under the line of credit required TruPet to be within certain restrictions. As of December 31, 2018, TruPet was in compliance with its covenants.

At December 31, 2018, due to related party consisted of a $1.6 million unsecured note payable to a director of TruPet bearing 26.6% interest with principal and interest due within 30 days after change of control, as described below.  On May 6, 2019, this loan was repaid. There was no accrued interest recorded at either December 31, 2018 or December 31, 2019.

On May 6, 2019, Better Choice Company refinanced the $4.6 million credit facility and the $1.6 million note payable to a director with a $6.2 million revolving line of credit with a financial institution. The $6.2 million revolving line of credit was secured by restricted cash held in a money market account. In connection with the consummation of the Halo Acquisition, the Company terminated the $6.2 million revolving line of credit. Early termination of the revolving line of credit did not trigger any premiums or penalties, other than customary breakage costs.

Short term loan and line of credit

On the Halo Acquisition Date, the Company entered into a Loan Facilities Agreement (the “Facilities Agreement”) by and among the Company, as the borrower, the several lenders from time to time parties thereto (collectively, the “Lenders”) and a private debt lender, as agent (the “Agent”). The Facilities Agreement provides for (i) a term loan facility of $20.5 million and (ii) a revolving demand loan facility not to exceed $7.5 million.  The Company borrowed $20.5 million on the short term loan and $5.0 million on the line of credit on December 19, 2019. The principal remains outstanding as of December 31, 2019.

The short-term loan and line of credit were issued with customary affirmative and negative covenants relating to the incurrence of debt, liens, declaring or paying dividends, purchasing our redeeming our common stock, the making of restricted payments and asset sales and certain other fundamental changes and events of default such as maintaining timely payments, filing tax and regulatory documents in a timely manner, continuing the existing business with control over existing assets, default on senior debt, and voluntary or involuntary bankruptcy or insolvency proceedings. The Facilities Agreement is secured by substantially all assets of the Company and the subsidiary guarantors (who include Halo, TruPet and Bona Vida).

As of December 31, 2019, the term loan outstanding was $20.5 million, net of debt issuance costs and discounts of $4.4 million, and the line of credit outstanding was $5.0 million, net of debt issuance costs of $0.2 million.  The debt issuance costs and discounts are amortized using the effective interest method.  The term loan and line of credit are scheduled to mature on December 19, 2020 or such earlier date on which a demand is made by the Agent or any Lender.

The Company used the proceeds of the short term loan to complete the Halo Acquisition and to pay transaction fees and expenses.  The Company intends to use the proceeds of the line of credit for working capital and general corporate purposes.

To induce the Agent to enter into the agreement, certain directors and shareholders of the Company (“Shareholder Guarantors”) agreed to enter into a Continuing Guaranty (the “Shareholder Guaranties”) in the amount of $20.0 million and guarantee the Company’s obligations under the agreement.  As consideration for the Shareholder Guaranties, the Company agreed to issue common stock purchase warrants to the Shareholder Guarantors in an amount equal to 0.325 warrants for each dollar of debt under the agreement guaranteed by such Shareholder Guarantors (the “Guarantor Warrants”). The Guarantor Warrants are exercisable any time from the date of issuance for up to 24 months from the date of the consummation of an IPO (as defined therein) at an exercise price $1.82 per share. The Guarantor Warrants have a fair value of $4.2 million on the date of issuance.

As of December 31, 2019, the Company was in compliance with its debt covenants.

Notes Payable

On November 4, 2019, the Company issued $2.8 million of subordinated convertible notes (the “November 2019 Notes”) which carry a 10% interest and mature on November 4, 2021.  The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year.  Interest is payable by increasing the aggregate principal amount of the November 2019 Notes.  The November 2019 Notes are exercisable any time from the date of issuance and carry a conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.  The IPO Price is the price at which the Company’s stock will be sold at a future IPO.  The Company issued incremental warrants associated with the November 2019 Notes with a fair value of less than $0.1 million. The November 2019 Note was amended on January 6, 2020, see “Note 22-Subsequent events.”  As of December 31, 2019, the November 2019 Notes outstanding was $2.8 million, net of discounts of less than $0.1 million. The discounts are amortized over the life of the November 2019 Notes using the effective interest method.

On December 19, 2019, the Company issued $10.0 million and $5.0 million in senior subordinated convertible notes (the “Senior Seller Notes”) and junior subordinated convertible notes (the “Junior Seller Notes” and, together with the Senior Seller Notes, the “Seller Notes”) to the sellers of Halo.  The Seller Notes are exercisable any time from the date of issuance and carry a 10% interest rate and mature on June 30, 2023.  The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year.  Interest is payable by increasing the aggregate principal amount of the Seller Notes.  The Seller Notes carry a conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.  As of December 31, 2019, the Senior Seller Notes outstanding was $9.2 million, net of discounts of $0.9 million, and the Junior Seller Notes outstanding were  $4.4 million, net of discounts of $0.5 million.  The discounts are being amortized over the life of the Seller Notes using the effective interest method.

The fair values of the November 2019, Senior and Junior Seller Notes are based on observable inputs, including quoted market prices (Level 2).  The fair values of the November 2019, Senior and Junior Seller Notes were approximately $2.8 million, $9.2 million and $4.4 million, respectively, as of December 31, 2019. The remaining borrowings outstanding have a carrying value that approximates fair value due to their short term nature.

The Company’s subordinated convertible notes were all issued with customary affirmative and negative covenants relating to the incurrence of debt, prohibitions on liens and restricted payments and events of default such as failure to pay, default on senior debt, and voluntary or involuntary bankruptcy or insolvency proceedings. It is also an event of default if the Company’s common stock is suspended from trading or the failure of the common stock to be listed on the OTC markets, the pink sheets, NASDAQ, NYSE or other national securities exchange in the United States or Canada for a period of five (5) consecutive days or for more than ten (10) days in any 365-day period.

As of December 31, 2019, the Company was in compliance with all covenant requirements and there were no events of default. All notes payable are subordinated to the short term loan and line of credit.

Interest expense of approximately $0.7 million and $0.9 million was recorded in the consolidated statements of operations and comprehensive loss related to the line of credit, November 2019 and Seller Notes, and other indebtedness for the years ended December 31, 2019 and 2018, respectively.